Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Jan. 31, 2020	Oct. 31, 2019
Assets:
Cash and deposits with financial institutions	[1]	$ 69,291	$ 46,720
Trading assets		144,731	127,488
Securities purchased under resale agreements and securities borrowed		146,432	131,178
Derivative financial instruments		43,083	38,119
Customers' liability under acceptances		21,364	13,896
Liabilities:
Deposits		763,850	733,390
Financial instruments designated at fair value through profit or loss		12,994	12,235
Acceptances		21,389	13,901
Obligations related to securities sold short		32,439	30,404
Derivative financial instruments		43,139	40,222
Obligations related to securities sold under repurchase agreements and securities lent		143,019	124,083
Subordinated debentures		7,295	7,252
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		69,291	46,720
Trading assets		144,731	127,488
Securities purchased under resale agreements and securities borrowed		146,432	131,178
Derivative financial instruments		43,083	38,119
Investment securities - fair value		57,264	60,514
Investment securities - amortized cost		20,739	21,845
Loans		592,279	592,483
Customers' liability under acceptances		21,364	13,896
Other financial assets		20,123	15,142
Liabilities:
Deposits		763,850	733,390
Financial instruments designated at fair value through profit or loss		12,994	12,235
Acceptances		21,389	13,901
Obligations related to securities sold short		32,439	30,404
Derivative financial instruments		43,139	40,222
Obligations related to securities sold under repurchase agreements and securities lent		143,019	124,083
Subordinated debentures		7,295	7,252
Other financial liabilities		37,318	37,713
At fair value [member]
Assets:
Cash and deposits with financial institutions		69,291	46,720
Trading assets		144,731	127,488
Securities purchased under resale agreements and securities borrowed		146,432	131,178
Derivative financial instruments		43,083	38,119
Investment securities - fair value		57,264	60,514
Investment securities - amortized cost		20,912	22,000
Loans		597,836	600,155
Customers' liability under acceptances		21,364	13,896
Other financial assets		20,123	15,142
Liabilities:
Deposits		766,067	735,270
Financial instruments designated at fair value through profit or loss		12,994	12,235
Acceptances		21,389	13,901
Obligations related to securities sold short		32,439	30,404
Derivative financial instruments		43,139	40,222
Obligations related to securities sold under repurchase agreements and securities lent		143,019	124,083
Subordinated debentures		7,673	7,553
Other financial liabilities		$ 37,906	$ 38,338

[1]	Net of impairment allowances of $2 (October 31, 2019–$3).